Vista Outdoor Inc. - 10-Q CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - Vista Outdoor Inc. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 25, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Operating Activities
Net income (loss)	$ 57,120	$ 58,100	$ (5,505)	$ (9,718)	$ 473,226
Adjustments to net income (loss) to arrive at cash (used in) provided by operating activities:
Depreciation	11,209	12,220	49,145	48,126	46,094
Amortization of intangible assets	12,483	12,707	50,146	43,963	26,246
Amortization of deferred financing costs	764	2,078	10,098	6,702	1,411
Impairment of long-lived assets	8,043	0	4,462	0	0
Gain on divestiture (Note 6)	(19,659)	0
Deferred income taxes	14	576	(54,988)	(43,177)	11,857
Foreign currency translation losses (gains), net	55	(1,272)
Loss on disposal of property, plant, and equipment	396	(59)	1,326	1,719	796
Share-based compensation	4,123	3,307	11,450	28,119	27,407
Changes in assets and liabilities:
Net receivables	(67)	(51,915)	(13,480)	66,860	(50,631)
Net inventories	(17,695)	(6,117)	105,884	18,537	(172,741)
Accounts payable	(20,040)	21,850	29,500	(33,596)	(24,350)
Accrued compensation	(6,914)	(14,546)	(3,847)	(25,803)	14,370
Accrued income taxes	14,730	16,231	(19,627)	59,679	(3,968)
Federal excise, use, and other taxes	(270)	(2,951)
Pension and other postretirement benefits	(3,357)	341	1,333	1,988	(1,561)
Other assets and liabilities	12,830	23,151	13,938	(19,499)	(38,911)
Cash (used for) provided by operating activities	53,765	73,701	400,887	486,185	318,311
Investing Activities
Capital expenditures	(2,284)	(7,616)	(30,534)	(38,810)	(42,782)
Proceeds from the sale of business	33,400	0
Asset acquisition	(263)	0
Proceeds from the disposition of property, plant, and equipment	0	129	328	47	411
Cash used for investing activities	30,853	(7,487)	(46,684)	(789,669)	(587,838)
Financing Activities
Proceeds from credit facility	63,000	30,000	204,000	468,000	400,000
Repayments of credit facility	(148,000)	(95,000)	(339,000)	(283,000)	(230,000)
Payments on long-term debt	0	(90)	(205,000)	(145,000)	0
Payments made for debt issue costs and prepayment premiums	0	(31)	(63)	(17,209)	(1,061)
Proceeds from exercise of stock options	0	39	162	4,213	533
Payments made for contingent consideration	(750)	(8,585)	(22,573)	(706)	0
Payment of employee taxes related to vested stock awards	(2,889)	(16,024)	(17,967)	(9,090)	(7,310)
Cash provided by (used for) financing activities	(88,639)	(89,691)	(380,441)	367,208	48,967
Effect of foreign currency exchange rate fluctuations on cash	(269)	432	301	(100)	(121)
Increase (decrease) in cash and cash equivalents	(4,290)	(23,045)	(25,937)	63,624	(220,681)
Cash and cash equivalents at beginning of year	60,271	86,208	86,208	22,584	243,265
Cash and cash equivalents at end of year	55,981	63,163	60,271	86,208	22,584
Noncash investing activity:
Capital expenditures included in accounts payable and other accrued liabilities	$ 3,173	$ 2,313	$ 1,529	$ 4,751	$ 1,656